Leases - Supplemental consolidated balance sheet information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets
Operating lease right-of-use assets	$ 4,089	$ 4,449
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Total lease right-of-use assets	$ 4,089	$ 4,449
Liabilities
Operating lease liabilities	$ 4,569	$ 4,860
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Total lease liabilities	$ 4,569	$ 4,860
Weighted-average remaining lease term (in years)	4 years 9 months 18 days	5 years 6 months
Weight-average discount rate	7.50%	7.50%